CG VARIABLE ANNUITY ACCOUNTS I & II

Dear Investor:

We're pleased to provide you with this semiannual report for Connecticut General Variable Annuity Accounts I and II for the six months ended June 30, 1998.

Following is a summary of key performance results:

For Qualified Contractholders
 .  Accumulation Unit Values for the Flexible Annuity increased 17.00% from the
   December 31, 1997 level, from $161.689 to $189.171.

 . For all other qualified individual contracts, Accumulation Unit Values increased 17.20%, from $170.976 to $200.383.

 . Accumulation Unit Values for Group Qualified Contracts with 50 participants or more increased 17.49% from $197.749 to $232.336 during the period from January 1, 1998 to June 30, 1998.

 . Over the last five years (June 30, 1993 to June 30, 1998), the Unit Values for Group Qualified Contracts with 50 participants or more increased 163.69%.

For Non-Qualified Contractholders
 .  Accumulation Unit Values for the Flexible Annuity increased 17.00% from the
   December 31, 1997 level, from $142.594 to $166.830.

 . For all other non-qualified individual contracts, Accumulation Unit Values increased 17.20%, from $151.764 to $177.867.

 . Accumulation Unit Values for Group Non-Qualified Contracts increased 17.49% from $175.514 to $206.212 during the period from January 1, 1998 to June 30, 1998.

 . Over the last five years (June 30, 1993 to June 30, 1998), the Unit Values for Group Non-Qualified Contracts increased 163.69%.

In addition to the financial statements for your annuity contracts, this report includes the financial statements and a list of holdings for the CIGNA Variable Products S&P 500 Index Fund, the mutual fund supporting Variable Annuity Accounts I & II.

Thank you for letting us serve your investment needs. We look forward to our continuing relationship in the coming years.

/S/ Byron D. Oliver
Byron D. Oliver
President,
CIGNA Retirement & Investment Services

CG VARIABLE ANNUITY ACCOUNT I

STATEMENT OF
ASSETS AND LIABILITIES

Unaudited
June 30, 1998

ASSETS:
  Investment in CIGNA Variable Products S&P 500 Index Fund
     at net asset value, 4,608,338 shares at $18.61 per
     share (cost $49,182,240; unrealized appreciation
     $36,578,930)                                                   $85,761,170
                                                                   ------------
          Total assets                                               85,761,170
                                                                   ------------
LIABILITIES:
  Payable to Connecticut General Life Insurance Company

      Total liabilities                                                 145,926
                                                                   ------------
NET ASSETS                                                              145,926
                                                                  -------------
NET ASSETS REPRESENTED BY:                                          $85,615,244

                                           ACCUMULATION        UNIT
                                               UNITS           VALUE
                                           -------------       -----
  Group contracts:
     50 participants or more                  209,053        $232.336        $48,570,538
     Less than 50 participants                 34,048         215.675          7,343,302
     Tax deferred annuity contracts issued
       after May 1, 1976                       89,018         189.781         16,893,925

  Individual contracts:
     Variable annuity contracts                16,732         200.383          3,352,808
     Flexible annuity contracts                15,843         189.171          2,997,036

  Reserve for variable annuity contracts
     in distribution period                                                    6,457,635
                                                                             -----------
                                                                             $85,615,244
                                                                             ===========

The Notes to Financial Statements are an integral part of these statements.

CG VARIABLE ANNUITY ACCOUNT I

STATEMENT OF
CHANGES IN NET ASSETS

Unaudited
Six months ended June 30, 1998
FROM OPERATIONS:

Investment loss -- net                                   $    (214,325)
Realized gain on investments -- net                            293,588
Change in unrealized appreciation
    on investments -- net                                   12,832,386
                                                         -------------
Increase in net assets resulting
   from operations                                          12,911,649
                                                         -------------
FROM UNIT TRANSACTIONS:

Participant contributions -- net                               253,693
Amount transferred out of Account -- net                      (278,817)
Withdrawal of funds on terminated contracts -- net          (2,546,099)
Annuity benefit distributions                                 (595,738)
Mortality guarantee adjustment                                (114,118)
Equalization adjustment                                          6,892
Decrease in net assets derived                           -------------
   from unit transactions                                   (3,274,187)
                                                         -------------

INCREASE IN NET ASSETS                                       9,637,462

NET ASSETS:

Beginning of period                                         75,977,782
                                                         -------------
End of period                                              $85,615,244
                                                         =============

The Notes to Financial Statements are an integral part of these statements.

CG VARIABLE ANNUITY ACCOUNT I

STATEMENT OF
OPERATIONS

Unaudited
Six months ended June 30, 1998
 INVESTMENT LOSS:
  Dividends                                                  $        --
  Expenses:
     Mortality and expense risk                                  214,325
                                                             -----------
  Investment Loss -- Net                                        (214,325)

REALIZED GAIN ON INVESTMENTS:
  Proceeds from sale of shares                                 3,535,205
  Cost of shares sold                                          3,241,617
  Realized gain from security                                -----------
     transactions -- net                                         293,588
  Capital gains distribution                                          --
  Realized Gain on                                           -----------
    Investments -- Net                                           293,588
                                                             -----------
UNREALIZED APPRECIATION ON INVESTMENTS:
  Beginning of period                                         23,746,544
  End of period                                               36,578,930
  Change in Unrealized Appreciation                          -----------
    on Investments -- Net                                     12,832,386
                                                             -----------
INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS                                    $12,911,649
                                                             ===========
RATIO OF NET INVESTMENT LOSS TO AVERAGE
NET ASSETS                                                        (.265%)
NUMBER OF ACCUMULATION UNITS OUTSTANDING
AT END OF PERIOD                                                 364,694

The Notes to Financial Statements are an integral part of these statements.

CG VARIABLE ANNUITY ACCOUNT I

NOTES TO
FINANCIAL STATEMENTS
(UNAUDITED)

The Account is registered as a Unit Investment Trust under the Investment Company Act of 1940, as amended. The operations of the Account are part of the operations of Connecticut General Life Insurance Company (CG Life). These financial statements have been prepared in conformity with generally accepted accounting principles, and reflect management's estimates and assumptions, such as those regarding fair market value and reserve assumptions, that affect recorded amounts. Actual results could differ from those estimates. Significant estimates are discussed through-out the Notes to Financial Statements.

1. The following is a summary of significant accounting policies consistently applied in the preparation of the Account's financial statements:

    A. The investment in CIGNA Variable Products S&P 500 Index Fund (Fund) shares is valued at the closing net asset value per share as determined by the Fund on June 30, 1998. The Fund was organized by CG Life in 1968.

    B. The amount of the reserve for contracts in the distribution period is determined by actuarial assumptions which meet statutory requirements. Gains or losses resulting from actual mortality experience, the full responsibility for which is assumed by CG Life, are offset by transfers to or from CG Life.

    C. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and income is recorded on the ex-dividend date. Cost of investments sold is determined on the basis of the last-in, first-out method.

    D. The operations of the Account are included in, and taxed as part of, CG Life's tax return, which is taxed as a life insurance company. Under Internal Revenue Code Section 817 there is no taxable income attributable to the Account.

2. Under the terms of the annuity contracts, the Individual participant can elect either a fixed or variable annuity benefit at retirement. The Group participant can elect either a fixed or variable annuity benefit during the accumulation phase and at retirement. The assets providing for the variable annuity benefit will be invested in the Fund, and the fixed annuity contract will be purchased from the Account's sponsor, CG Life.

                       Six Months Ended
                         June 30, 1998
                       --------- ------
Transfers to CG Life
for purchase of fixed
annuity contracts during
accumulation phase
(included in net
amount transferred
out of Account)                                      $377,014

Transfers from CG Life
for purchase of variable
annuity contracts during
accumulation phase
(included in net
amount transferred
out of Account)                                      $ 98,197

Transfers from
accumulation period
to distribution period                                    --

3. The cost of investments represents the accumulated cost of Fund shares purchased by the Account at net asset value with net participant contributions received and from reinvestment of all distributions made by the Fund .

4. Participant contributions are net of premium taxes (if any) and sales load of $4,697 and $11,196 for the six months ended June 30, 1998 and 1997, respectively. These amounts are deducted from participant contributions and paid to CG Life in accordance with the contract. Mortality and expense risk charges, which generally range from 0.25% to 0.60%, depending on contract size, are also paid to CG Life.

5. Withdrawal of funds on terminated contracts is net of administrative charges of $7,140 and $7,160 for the six months ended June 30, 1998 and 1997, respectively. These amounts are paid to CG Life in accordance with the contract.

6. Contracts are sold primarliy by persons who are insurance agents of or brokers for CG Life authorized by applicable law to sell life and other forms of personal insurance and who are similarly authorized to sell variable annuities. These persons are for the most part registered representatives of CIGNA Financial Advisors, Inc.

CG VARIABLE ANNUITY ACCOUNT I

NOTES TO
FINANCIAL STATEMENTS (UNAUDITED)
(Continued)

7.  ACCUMULATION UNITS INFORMATION

                      SCHEDULE OF SELECTED PER-UNIT DATA
                      ----------------------------------

                                                  June 30,                       December 31,
                                                 ---------     --------------------------------------------------
Group Contracts:                                    1998        1997          1996           1995           1994
                                                 ---------     -------      --------       ---------     --------
  50 PARTICIPANTS OR MORE:

   Net asset value:
   --------------------------------------
   Beginning of period                            $ 197.749    $ 148.759     $ 121.763      $ 89.219     $ 88.848
   End of period                                    232.336      197.749       148.759       121.763       89.219
     Net increase in net asset                    ---------    ---------     ---------     ---------     --------
     value resulting from operations              $  34.587    $  48.990     $  26.996      $ 32.544     $  0.371
                                                  =========    =========     =========     =========     =========
   Accumulation units outstanding:
   --------------------------------------
   End of period                                    209,053      216,798       238,436       261,172      308,233
                                                  =========    =========     =========     =========     =========
  LESS THAN 50 PARTICIPANTS:

   Net asset value:
   --------------------------------------
   Beginning of period                            $ 183.806    $ 138.631     $ 113.772      $ 83.580     $ 83.449
   End of period                                    215.675      183.806       138.631       113.772       83.580
     Net increase in net asset                    ---------    ---------     ---------     ---------     --------
     value resulting from operations              $  31.869    $  45.175     $  24.859      $ 30.192     $  0.131
                                                  =========    =========     =========     =========     =========
   Accumulation units outstanding:
   --------------------------------------
   End of period                                     34,048       35,265        37,135        45,992       50,443
                                                  =========    =========     =========     =========     =========
  TAX-DEFERRED ANNUITY CONTRACTS
  ISSUED AFTER MAY 1, 1976:

   Net asset value:
   --------------------------------------
   Beginning of period                            $ 161.809    $ 122.149     $ 100.335      $ 73.775     $ 73.725
   End of period                                    189.781      161.809       122.149       100.335       73.775
     Net increase in net asset                    ---------    ---------     ---------     ---------     --------
     value resulting from operations              $  27.972    $  39.660     $  21.814      $ 26.560     $  0.050
                                                  =========    =========     =========     =========     =========
   Accumulation units outstanding:
   --------------------------------------
   End of period                                     89,018       91,439        98,421       115,290      121,840
                                                  =========    =========     =========     =========     =========

CG VARIABLE ANNUITY ACCOUNT I

NOTES TO
FINANCIAL STATEMENTS (UNAUDITED)
(Continued)

7.  ACCUMULATION UNITS INFORMATION (Continued)

                      SCHEDULE OF SELECTED PER-UNIT DATA
                      -----------------------------------

                                                    June 30,                           December 31,
                                                   ----------     ------------------------------------------------------
Individual Contracts:                                 1998          1997          1996            1995            1994
                                                   ----------     --------      --------        --------      ----------
  VARIABLE ANNUITY CONTRACTS:

   Net asset value:
   --------------------------------------
   Beginning of period                               $ 170.976    $129.262       $ 106.339        $ 78.306      $  78.370
   End of period                                       200.383     170.976         129.262         106.339         78.306
     Net increase (decrease) in net asset            ---------   ---------       ---------       ---------      ---------
     value resulting from operations                 $  29.407    $ 41.714       $  22.923        $ 28.033      $  (0.064)
                                                     =========    ========       =========       =========      =========
   Accumulation units outstanding:
   End of period                                        16,732      17,789          18,959          19,685         23,011
                                                     =========    ========       =========       =========      =========
  FLEXIBLE ANNUITY CONTRACTS:

   Net asset value:
   --------------------------------------
   Beginning of period                               $ 161.689    $122.670       $ 101.272        $ 74.835      $  75.158
   End of period                                       189.171     161.689         122.670         101.272         74.835
     Net increase (decrease) in net asset            ---------   ---------       ---------       ---------      ---------
     value resulting from operations                 $  27.482    $ 39.019       $  21.398        $ 26.437      $  (0.323)
   Accumulation units outstanding:                   =========    ========       =========       =========      =========
   --------------------------------------
   End of period                                        15,843      15,967          16,652          17,502         19,687
                                                     =========    ========       =========       =========      =========

8. DIVERSIFICATION REQUIREMENTS
Under the provisions of Section 817(h) of the Internal Revenue Code (Code), a variable annuity contract, other than a contract issued in connection with certain types of employee benefit plans, will not be treated as an annuity contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements, as set forth in regulations issued by the Secretary of the Treasury.

The Secretary of Treasury has issued regulations under Section 817(h) of the Code. CG Life believes that the Account satisfies the current requirements of the regulations, and it intends that the Account will continue to meet such requirements.

CG VARIABLE ANNUITY ACCOUNT II

STATEMENT OF
ASSETS AND LIABILITIES

Unaudited
June 30, 1998

ASSETS:
     Investment in CIGNA Variable Products S&P 500 Index Fund
     at net asset value, 473,259 shares at $18.61 per share
     (cost $6,083,255; unrealized appreciation $2,724,095)                      $  8,807,350
                                                                                ------------
       Total assets                                                                8,807,350
                                                                                ------------
LIABILITIES:
     Payable to Connecticut General Life Insurance Company                           172,457
                                                                                ------------
       Total liabilities                                                             172,457
                                                                                ------------
NET ASSETS                                                                      $  8,634,893
                                                                                ============
NET ASSETS REPRESENTED BY:


                                           ACCUMULATION        UNIT
                                               UNITS           VALUE
                                           ------------       -------
  Group contracts                              5,884         $206.212           $  1,213,351

  Individual contracts:
     Variable annuity contracts                8,092          177.867              1,439,300
     Flexible annuity contracts               19,060          166.830              3,179,780

  Reserve for variable annuity contracts
     in distribution period                                                        2,802,462
                                                                                ------------
                                                                                $  8,634,893
                                                                                ============

The Notes to Financial Statements are an integral part of these statements.

CG VARIABLE ANNUITY ACCOUNT II

STATEMENT OF
CHANGES IN NET ASSETS

Unaudited
Six months ended June 30, 1998
FROM OPERATIONS:

Investment loss -- net                                             $   (46,805)
Realized gain on investments -- net                                    113,287
Change in unrealized appreciation
    on investments -- net                                            1,256,043
Increase in net assets resulting                                   -----------
   from operations                                                   1,322,525
                                                                   -----------
FROM UNIT TRANSACTIONS:

Participant contributions -- net                                         2,676
Withdrawal of funds on terminated contracts -- net                    (172,785)
Annuity benefit distributions                                         (283,458)
Mortality guarantee adjustment                                        (362,905)
Equalization adjustment                                                     (3)
Decrease in net assets derived                                     -----------
   from unit transactions                                             (816,475)
                                                                   -----------
INCREASE IN NET ASSETS                                                 506,050

NET ASSETS:

Beginning of period                                                  8,128,843
                                                                   -----------
End of period                                                      $ 8,634,893
                                                                   ===========

The Notes to Financial Statements are an integral part of these statements.

CG VARIABLE ANNUITY ACCOUNT II

STATEMENT OF
OPERATIONS

Unaudited
Six months ended June 30, 1998
INVESTMENT LOSS:
   Dividends                                                      $       --
   Expenses:
     Mortality and expense risk                                       46,805
                                                                  ----------
   INVESTMENT LOSS -- NET                                            (46,805)
                                                                  ----------
REALIZED GAIN ON INVESTMENTS:
   Proceeds from sale of shares                                    1,112,555
   Cost of shares sold                                               999,268
   Realized gain from security                                    ----------
     transactions -- net                                             113,287
   Capital gains distribution                                             --
   REALIZED GAIN ON                                               ----------
     INVESTMENTS -- NET                                              113,287
                                                                  ----------
UNREALIZED APPRECIATION ON INVESTMENTS:
   Beginning of period                                             1,468,052
   End of period                                                   2,724,095
   CHANGE IN UNREALIZED APPRECIATION                              ----------
     ON INVESTMENTS -- NET                                         1,256,043
                                                                  ----------
INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS -- NET                                  $1,322,525
                                                                  ==========
RATIO OF NET INVESTMENT LOSS TO AVERAGE
NET ASSETS                                                            (.558%)
NUMBER OF ACCUMULATION UNITS OUTSTANDING
AT END OF PERIOD                                                      33,036

The Notes to Financial Statements are an integral part of these statements.

CG VARIABLE ANNUITY ACCOUNT II

NOTES TO
FINANCIAL STATEMENTS
(UNAUDITED)

The Account is registered as a Unit Investment Trust under the Investment Company Act of 1940, as amended. The operations of the Account are part of the operations of Connecticut General Life Insurance Company (CG Life). These financial statements have been prepared in conformity with generally accepted accounting principles, and reflect management's estimates and assumptions, such as those regarding fair market value and reserve assumptions, that affect recorded amounts. Actual results could differ from those estimates. Significant estimates are discussed throughout the Notes to Financial Statements.

1. The following is a summary of significant accounting policies consistently applied in the preparation of the Account's financial statements:

    A. The investment in CIGNA Variable Products S&P 500 Index Fund (Fund) shares is valued at the closing net asset value per share as determined by the Fund on June 30, 1998. The Fund was organized by CG Life in 1968.

    B. The amount of the reserve for contracts in the distribution period is determined by actuarial assumptions which meet statutory requirements. Gains or losses resulting from actual mortality experience, the full responsibility for which is assumed by CG Life, are offset by transfers to or from CG Life.

    C. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and income is recorded on the ex-dividend date. Cost of investments sold is determined on the basis of the last-in, first-out method.

    D. The operations of the Account are included in, and taxed as part of, CG Life's tax return, which is taxed as a life insurance company. Under Internal Revenue Code Section 817 there is no taxable income attributable to the Account.

2. Under the terms of the annuity contracts, the Individual participant can elect either a fixed or variable annuity benefit at retirement. The Group participant can elect either a fixed or variable annuity benefit during the accumulation phase and at retirement. The assets providing for the variable annuity benefit will be invested in the Fund, and the fixed annuity contract will be purchased from the Account's sponsor, CG Life. There were no transfers from accumulation period to distribution period during 1998 or 1997.

3. The cost of investments represents the accumulated cost of Fund shares purchased by the Account at net asset value with net participant contributions received and from reinvestment of all distributions made by the Fund.

4. Participant contributions are net of premium taxes (if any) and sales load of $158 and $166 for the six months ended June 30, 1998 and 1997, respectively. These amounts are deducted from participant contributions and paid to CG Life in accordance with the contract. Mortality and expense risk charges, which generally range from 0.25% to 0.50%, depending on contract size, are also paid to CG Life.

5. Withdrawal of funds on terminated contracts is net of administrative charges of $339 and $377 for the six months ended June 30, 1998 and 1997, respectively. These amounts are paid to CG Life in accordance with the contract.

6. Contracts are sold primarily by persons who are insurance agents of or brokers for CG Life authorized by applicable law to sell life and other forms of personal insurance and who are similarly authorized to sell variable annuities. These persons are for the most part registered representatives of CIGNA Financial Advisors, Inc.

CG VARIABLE ANNUITY ACCOUNT II

NOTES TO
FINANCIAL STATEMENTS (UNAUDITED)
(Continued)

7.  ACCUMULATION UNITS INFORMATION

                      SCHEDULE OF SELECTED PER-UNIT DATA
                      ----------------------------------

                                                 June 30,                            December 31,
                                               -----------        -------------------------------------------------
Group Contracts:                                   1998             1997         1996          1995         1994
                                               -----------        ---------    --------      --------     ---------
   Net asset value:
   --------------------------------------
   Beginning of period                            $175.514         $132.033     $108.072      $ 79.187     $ 78.857
   End of period                                   206.212          175.514      132.033       108.072       79.187
     Net increase in net asset value              --------         --------     --------      --------     --------
     resulting from operations                    $ 30.698         $ 43.481     $ 23.961      $ 28.885     $  0.330
                                                  ========         ========     ========      ========     ========
   Accumulation units outstanding:
   ---------------------------------------
   End of period                                     5,884            6,213        6,185         6,864        6,819
                                                  ========         ========     ========      ========     ========
Individual Contracts:

  VARIABLE ANNUITY CONTRACTS:

   Net asset value:
   ---------------------------------------
   Beginning of period                            $151.764         $114.738     $ 94.390      $ 69.507     $ 69.564
   End of period                                   177.867          151.764      114.738        94.390       69.507
     Net increase (decrease) in net asset         --------         --------     --------      --------     --------
     value resulting from operations              $ 26.103         $ 37.026     $ 20.348      $ 24.883     $ (0.057)
                                                  ========         ========     ========      ========     ========
   Accumulation units outstanding:
   End of period                                     8,092            8,474        8,484         8,566        8,823
                                                  ========         ========     ========      ========     ========
   FLEXIBLE ANNUITY CONTRACTS:

   Net asset value:
   --------------------------------------
   Beginning of period                            $142.594         $108.183     $ 89.312      $ 65.997     $ 66.282
   End of period                                   166.830          142.594      108.183        89.312       65.997
     Net increase (decrease) in net asset         --------         --------     --------      --------     --------
     value resulting from operations              $ 24.236         $ 34.411     $ 18.871       $23.315     $ (0.285)
                                                  ========         ========     ========      ========     ========
   Accumulation units outstanding:
   ---------------------------------------
   End of period                                    19,060           19,316       22,410        26,647       27,762
                                                  ========         ========     ========      ========     ========

CG VARIABLE ANNUITY ACCOUNT II

NOTES TO
FINANCIAL STATEMENTS (UNAUDITED)
(Continued)

8. DIVERSIFICATION REQUIREMENTS
Under the provisions of Section 817(h) of the Internal Revenue Code (Code), a variable annuity contract, other than a contract issued in connection with certain types of employee benefit plans, will not be treated as an annuity contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements as set forth in regulations issued by the Secretary of the Treasury.

The Secretary of Treasury has issued regulations under Section 817(h) of the Code. CG Life believes that the Account satisfies the current requirements of the regulations, and it intends that the Account will continue to meet such requirements.

Pages 2-16 of the Semiannual Report to Shareholders of CIGNA Variable Products S&P 500 Index Fund (1940 Act File No. 811-05480) for the period ended 06/30/98, as electronically filed with the Securities and Exchange Commission on Form N-30D on August 28, 1998 is hereby incorporated by reference.

This report has been prepared for the infor-mation of participants of CG Variable Annuity
Accounts I & II pursuant to variable annuity contracts issued by Connecticut General
Life Insurance Company and is not author-ized for distribution to prospective investors unless preceded or accompanied by current prospectuses of both the annuity account under discussion and the CIGNA Variable
Products S&P 500 Index Fund.

___________________________________________

CIGNA Variable Products S&P 500 Index Fund was organized by Connecticut General Life
Insurance Company in 1968. The name of the Fund was changed in January 1996 from Companion Fund to CIGNA Variable Products
S&P 500 Index Fund to better reflect the Fund's investment strategy. Both CIGNA Investments,
Inc. and CIGNA Financial Advisors, Inc.
are affiliates of Connecticut General Life
Insurance Company.

CG Variable Annuity
Accounts I & II

CIGNA Variable Products
S&P 500 Index Fund

___________________
Semiannual Report
___________________
June 30, 1998

CG Flexible Annuity
CG Group Variable Annuity

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